COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of September 30, 2024, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

RMB
Year ending December 31,
Three months ended December 31, 2024	2,987,961
2025	606,492
2026	9,514
2027	8,173
2028	27,865
2029 and thereafter	—
3,640,005

Bandwidth and cabinet capacity purchase commitments

As of September 30, 2024, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
Year ending December 31,
Three months ended December 31, 2024	272,487
2025	469,944
2026	249,421
2027	160,558
2028	127,824
2029 and thereafter	2,912
1,283,146

20.	COMMITMENTS AND CONTINGENCIES (CONTINUED)

Income Taxes

As of September 30, 2024, the Company has recognized an accrual of RMB98,457 for unrecognized tax benefits and its interest. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Securities Litigation

In January 2024, the Company and certain of its current and former executive officers were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Southern District of New York. The complaint alleges that the Company made materially false and/or misleading statements and/or failed to disclose certain material information concerning the founder and co-chairperson, Mr. Sheng Chen’s financing activities and the related impact on the Company’s business operations in violation of the U.S. securities laws. At the date of issue of the unaudited condensed consolidated financial statements, the Company is unable to predict the outcome of the lawsuit, or reasonably estimate a range of possible losses, if any, given the early stage of this lawsuit. Therefore, no contingent liability has been recorded by the Company as of September 30, 2024.

Operating Litigation

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of September 30, 2024, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.